Comparative information 2021 - Summary of Revaluation Reserve for Available-for-sale Investments (Detail) - Previously Reported [Member] - IFRS4 and IAS39 [Member]	12 Months Ended
Dec. 31, 2021 shares
Disclosure Of Revaluation Reserve [line items]
Revaluation reserve for available-for-sale investments	5,309
Shares [member]
Disclosure Of Revaluation Reserve [line items]
Revaluation reserve for available-for-sale investments	49
Debt securities [member]
Disclosure Of Revaluation Reserve [line items]
Revaluation reserve for available-for-sale investments	5,276
Other securities [member]
Disclosure Of Revaluation Reserve [line items]
Revaluation reserve for available-for-sale investments	(15)